Consolidated Statements Of Shareholders' Equity (USD $) In Millions, unless otherwise specified	Total	Capital In Excess Of Par Value [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss), Net Of Tax [Member]	Treasury Stock [Member]	Equity Attributable To Tyson [Member]	Equity Attributable To Noncontrolling Interests [Member]		Class A [Member]	Class B [Member]
Balance at beginning of year, Treasury Stock value at Oct. 02, 2010					$ (229)
Balance at beginning of year, value at Oct. 02, 2010		2,243	3,113	0			35		32	7
Balance at beginning of year, Treasury Stock shares at Oct. 02, 2010					15
Balance at beginning of year, shares at Oct. 02, 2010									322	70
Increase (Decrease) in Shareholders' Equity [Roll Forward]
Stock-based compensation, value		18			71
Net income attributable to Tyson	750		750
Dividends			(59)						(49)	(10)
Redeemable noncontrolling interest accretion			(3)
Other Comprehensive Income (Loss)	(79)			(79)
Purchase of Tyson Class A common stock, shares					12.0				11.7
Purchase of Tyson Class A common stock, value					(207)
Stock-based compensation, shares					(5)
Net loss attributable to noncontrolling interests	(17)						(13)	[1]
Contributions by (distributions to) noncontrolling interest							8
Net foreign currency translation adjustment and other							(2)
Balance at end of year, value at Oct. 01, 2011	5,685	2,261	3,801	(79)		5,657	28		32	7
Balance at end of year, Treasury Stock value at Oct. 01, 2011					(365)
Balance at end of year, shares at Oct. 01, 2011									322	70
Balance at end of year, Treasury Stock shares at Oct. 01, 2011					22
Increase (Decrease) in Shareholders' Equity [Roll Forward]
Stock-based compensation, value		17			60
Net income attributable to Tyson	583		583
Dividends			(57)						(47)	(10)
Redeemable noncontrolling interest accretion			0
Other Comprehensive Income (Loss)	16			16
Purchase of Tyson Class A common stock, shares					14.0				14.3
Purchase of Tyson Class A common stock, value					(264)
Stock-based compensation, shares					(3)
Net loss attributable to noncontrolling interests	(7)						(7)	[1]
Contributions by (distributions to) noncontrolling interest							9
Net foreign currency translation adjustment and other							0
Balance at end of year, value at Sep. 29, 2012	6,042	2,278	4,327	(63)		6,012	30		32	7
Balance at end of year, Treasury Stock value at Sep. 29, 2012	569				(569)
Balance at end of year, shares at Sep. 29, 2012									322	70
Balance at end of year, Treasury Stock shares at Sep. 29, 2012	33				33
Increase (Decrease) in Shareholders' Equity [Roll Forward]
Stock-based compensation, value		14			162
Net income attributable to Tyson	778		778
Dividends			(106)						(87)	(19)
Redeemable noncontrolling interest accretion			0
Other Comprehensive Income (Loss)	(45)			(45)
Purchase of Tyson Class A common stock, shares					24.0				23.9
Purchase of Tyson Class A common stock, value					(614)
Stock-based compensation, shares					(9)
Net loss attributable to noncontrolling interests	0						0	[1]
Contributions by (distributions to) noncontrolling interest							3
Net foreign currency translation adjustment and other							(1)
Balance at end of year, value at Sep. 28, 2013	6,233	2,292	4,999	(108)		6,201	32		32	7
Balance at end of year, Treasury Stock value at Sep. 28, 2013	$ 1,021				$ (1,021)
Balance at end of year, shares at Sep. 28, 2013									322	70
Balance at end of year, Treasury Stock shares at Sep. 28, 2013	48				48

[1]	Excludes net loss related to redeemable noncontrolling interest of $(4) million for fiscal 2011.